Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components Of Earnings From Continuing Operations Before Income Taxes	The components of earnings from continuing operations before income taxes are as follows:

	Year Ended December 31
	2016	2015	2014
Domestic	$267.7	$254.2	$142.1
Foreign	219.4	195.6	153.4
	$487.1	$449.8	$295.5

Income Tax Expense From Continuing Operations
Income tax expense from continuing operations is comprised of the following components:

	Year Ended December 31
	2016	2015	2014
Current
Federal	$55.7	$63.1	$38.4
State and local	4.1	7.6	3.3
Foreign	42.5	40.0	29.8
	102.3	110.7	71.5
Deferred
Federal	13.1	9.6	(6.1)
State and local	2.3	.1	2.1
Foreign	2.3	1.4	2.8
	17.7	11.1	(1.2)
	$120.0	$121.8	$70.3

Schedule Of Income Tax Expense From Continuing Operations Percentage
Income tax expense from continuing operations, as a percentage of earnings before income taxes, differs from the statutory federal income tax rate as follows:

	Year Ended December 31
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increases (decreases) in rate resulting from:
State taxes, net of federal benefit	.9	1.6	1.0
Tax effect of foreign operations	(6.0)	(5.8)	(7.5)
Deferred tax on undistributed foreign earnings	.5	(1.0)	.4
Stock-based compensation	(3.4)	—	—
Change in valuation allowance	.2	—	.2
Change in uncertain tax positions, net	(.6)	(.5)	(.6)
Domestic production activities deduction	(1.2)	(1.2)	(3.4)
Other permanent differences, net	(.6)	(1.0)	(.7)
Other, net	(.2)	—	(.6)
Effective tax rate	24.6%	27.1%	23.8%

Reconciliation Of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of our gross unrecognized tax benefits for the periods presented is as follows:

	2016	2015	2014
Gross unrecognized tax benefits, January 1	$15.5	$19.8	$24.4
Gross increases—tax positions in prior periods	.3	.3	.1
Gross decreases—tax positions in prior periods	(1.0)	(.5)	(2.4)
Gross increases—current period tax positions	1.1	1.3	1.3
Change due to exchange rate fluctuations	—	(1.3)	(1.0)
Settlements	(.9)	(1.5)	(.6)
Lapse of statute of limitations	(2.9)	(2.6)	(2.0)
Gross unrecognized tax benefits, December 31	12.1	15.5	19.8
Interest	4.0	6.0	7.6
Penalties	.6	.6	.8
Total gross unrecognized tax benefits, December 31	$16.7	$22.1	$28.2

Deferred Tax Assets Or Liabilities
Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. The major temporary differences and their associated deferred tax assets or liabilities are as follows:

	December 31
	2016		2015
	Assets	Liabilities	Assets	Liabilities
Property, plant and equipment	$5.9	$(57.3)	$6.9	$(54.3)
Inventories	3.3	(22.1)	2.8	(26.5)
Accrued expenses	93.3	(.3)	96.8	—
Net operating losses and other tax carryforwards	48.2	—	57.2	—
Pension cost and other post-retirement benefits	31.4	(.9)	33.6	(.9)
Subsidiary stock basis	—	—	2.0	—
Intangible assets	1.1	(107.6)	1.2	(107.3)
Derivative financial instruments	9.9	(1.7)	14.0	(1.7)
Tax on undistributed earnings	—	(9.2)	—	(6.9)
Uncertain tax positions	5.3	—	7.1	—
Other	2.9	(9.7)	5.0	(7.7)
Gross deferred tax assets (liabilities)	201.3	(208.8)	226.6	(205.3)
Valuation allowance	(22.9)	—	(26.6)	—
Total deferred taxes	$178.4	$(208.8)	$200.0	$(205.3)
Net deferred tax (liability) asset		$(30.4)		$(5.3)

Deferred Tax Assets And (Liabilities) Included In Consolidated Balance Sheets	Deferred tax assets (liabilities) included in the consolidated balance sheets are as follows:

	December 31
	2016	2015
Sundry	$23.9	$33.3
Deferred income taxes	(54.3)	(38.6)
	$(30.4)	$(5.3)